Share-Based Compensation - Additional Information (Detail) - USD ($)	1 Months Ended								12 Months Ended
	Feb. 28, 2015	Sep. 30, 2014	Jul. 31, 2014	Jul. 31, 2013	May. 31, 2013	Jul. 31, 2012	Jun. 30, 2011	May. 31, 2010	May. 31, 2015	May. 31, 2014	May. 31, 2013	Jan. 01, 2008	Jan. 01, 2007	Jan. 20, 2006
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options to purchase shares														8,000,000
Incremental common shares for grant												5,000,000	5,000,000
Common shares to add on the first business day from 2009									3,000,000
Minimum percentage of shares to be added from 2009									2.00%
Additional shares granted									2,000,000
Number of shares repurchased from open market									2,800,849	762,100	1,683,400
Treasury shares remain for future issuance					1,683,400				1,892,624	620,721	1,683,400
Share-based compensation									$ 15,689,000	$ 20,079,000	$ 27,242,000
Minimum percentage for exercise price of option									100.00%
Common shares issued to employees and non-employees upon the exercise of their share options									11,285,510
Reissuance of treasury stock for the exercises of employee share options									1,968,241
Common shares transferred to be issued to employees and non employees upon the exercise of their vested share options and vesting of non-vesting equity shares									5,246,349
Value of options exercised									$ 5,249,000	$ 34,578,000	$ 7,486,000
New share options granted									0	0	0
Unrecognized compensation expense									$ 0
Common shares issued to employees upon the vesting of their shares									4,714,490
Reissuance of treasury stock for Non-vested equity shares vested									1,385,484
Weighted-average grant date fair value, Granted									$ 19.26	$ 22.80	$ 12.97
Total fair value of shares vested									$ 8,887,000
June 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
NES grant to employees							811,020
Granted shares vested date									May 31, 2014
July 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
NES grant to employees						1,956,935
Granted shares vested date									May 31, 2015
May 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
NES grant to employees					208,590
Granted shares vested date									May 31, 2014
July 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
NES grant to employees				19,830
Granted shares vested date									May 31, 2014
July 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
NES grant to employees			209,650
Granted shares vested date									May 31, 2015
September 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
NES grant to employees		24,020
Granted shares vested date									May 31, 2015
February 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
NES grant to employees	600,000
February 2015 [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
NES grant to employees									240,000
Granted shares vested date									Dec. 31, 2015
February 2015 [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
NES grant to employees									180,000
Granted shares vested date									Dec. 31, 2016
February 2015 [Member] | Share-based Compensation Award, Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
NES grant to employees									180,000
Granted shares vested date									Dec. 31, 2017
Non-Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share transfer									16,000,000
Total unrecognized compensation cost related to NES									$ 8,650,000
Weighted-average period of recognition									1 year 7 months 6 days
Non-Vested Equity Shares [Member] | June 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value, Granted									$ 25.11
Non-Vested Equity Shares [Member] | July 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value, Granted									12.19
Non-Vested Equity Shares [Member] | May 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value, Granted									20.33
Non-Vested Equity Shares [Member] | July 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value, Granted									22.80
Non-Vested Equity Shares [Member] | July 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value, Granted									21.01
Non-Vested Equity Shares [Member] | September 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value, Granted									22.32
Non-Vested Equity Shares [Member] | February 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value, Granted									$ 18.52
Non Vested Equity Shares Granted, In May 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
NES grant to employees								556,848
Granted shares vested date									Jun. 30, 2015